Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions
6.	Related Party and Party-in-Interest Transactions
At December 31, 2025 and 2024, the Plan held 1,704,903 shares and 1,621,384 shares of Flowers Foods, Inc. Common Stock Fund, respectively, with a fair value of $18,549,345 and $33,497,793, respectively. During the year ended December 31, 2025, there were purchases and sales of shares in the Flowers Foods, Inc. Common Stock of $3,525,924 and $4,250,937, respectively.
Income (interest and dividend) from the Flowers Foods, Inc. Common Stock Fund was $1,594,064 for the year ended December 31, 2025.
Empower is the trustee as defined by the Plan, and Flowers Foods, Inc. is the Plan Sponsor. Therefore, certain transactions such as contributions from the Plan Sponsor and dividends, purchases, and sales involving funds managed by Empower qualify as party-in-interest
transactions, which are exempt from the prohibited transaction rules. Fees paid to the trustee were $929,298 for the year ended December 31, 2025.